SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS
Net income	¥ 2,080,197	$ 292,990	¥ 1,194,871	¥ 1,032,984
Reportable Legal Entities | Parent Company
SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS
Operating expenses	(27,675)	(3,898)	(44,655)	(39,311)
Interest income/(expenses)	(12,982)	(1,829)	1,833	2,399
Non-operating (expense)/income , net	1,178	166	(39)	(1)
Share of income of its subsidiaries and the consolidated VIEs	2,119,676	298,551	1,237,732	1,069,897
Net income	¥ 2,080,197	$ 292,990	¥ 1,194,871	¥ 1,032,984